Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash
Total cash, cash equivalents and restricted cash are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
	$	$	$
Cash and cash equivalents	424,169	445,452	567,994
Restricted cash – current	40,493	38,179	107,672
Restricted cash – non-current	40,977	68,543	129,576
	505,639	552,174	805,242

Changes in Operating Assets and Liabilities
The changes in operating assets and liabilities for the years ended December 31, 2018, 2017, and 2016, are as follows:

	Year Ended December 31,
	2018	2017	2016
Accounts receivable	(25,090)	(1,925)	96,497
Prepaid expenses and other	(30,808)	3,118	9,690
Accounts payable	8,929	(14,499)	(10,705)
Accrued liabilities and other	32,215	118,137	(44,748)
	(14,754)	104,831	50,734